UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Orange Capital, LLC
Address: 1370 Avenue of the Americas, 23rd Floor
         New York, New York 10019

Form 13F File Number: 028-12816



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Lewis
Title:   Managing Member
Phone:   (212) 375-6040


Signature, Place and Date of Signing:


/s/Daniel Lewis                   New York, NY              November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $150,388
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------

1.         028-12817                 Orange Capital Master I, Ltd.


                                           FORM 13F INFORMATION TABLE
                                               ORANGE CAPITAL, LLC
                                               September 30, 2011



COLUMN 1                    COLUMN  2        COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
CACI INTL INC               CL A             127190304   46,553        932,175 SH           DEFINED     1        932,175
E TRADE FINANCIAL CORP      COM NEW          269246401      655         71,900 SH           DEFINED     1         71,900
LAMAR ADVERTISING CO        CL A             512815101    6,301        370,000 SH           DEFINED     1        370,000
SUNCOKE ENERGY INC          COM              86722A103   14,914      1,355,775 SH           DEFINED     1      1,355,775
SUNOCO INC                  COM              86764P109   21,292        686,625 SH           DEFINED     1        686,625
ISHARES SILVER TRUST        ISHARES          46428Q109    2,893        100,000 SH           DEFINED     1        100,000
ISHARES SILVER TRUST        ISHARES          46428Q109   30,356      1,050,000      CALL    DEFINED     1      1,050,000
SPDR GOLD TRUST             GOLD SHS         78463V107   27,424        173,482 SH           DEFINED     1        173,482


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